Short-Term Borrowings (Details Textual) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Securities Pledged for Repurchase Agreements, at Fair Value	$ 14.6	$ 23.8	$ 20.7
Loans Pledged as Collateral		135.9
US Government Agency Securities [Member]
Short-term Debt [Line Items]
Short-term Debt, Percentage Bearing Fixed Interest Rate		100.00%
Federal Home Loan Bank of Atlanta [Member]
Short-term Debt [Line Items]
Line of Credit, Current		79.1
Long-term Line of Credit		$ 43.0	$ 40.0